Shareholder Fees - Investor A, C and Institutional - BlackRock Short-Term Municipal Fund	Oct. 28, 2020
Investor C Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]
Institutional Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Investor A Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[2]

[1]	There is no CDSC on Investor C Shares after one year.
[2]	A contingent deferred sales charge (“CDSC”) of 0.25% is assessed on certain redemptions of Investor A Shares made within 9 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more. With respect to shares purchased on or after March 18, 2019 and prior to July 1, 2020, a CDSC of 0.25% is assessed on certain redemptions of Investor A Shares made within 9 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $100,000 or more. With respect to shares purchased prior to March 18, 2019, a CDSC of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more.